Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash	$ 399	$ 259
Investments with maturities from the date of acquisition of three months or less	345	1,624
Cash and cash equivalents	744	1,883	$ 1,427
Net change in non-cash working capital items
Trade and settlement receivables	(583)	478
Inventories	(426)	(421)
Prepaids and other current assets	(237)	(401)
Trade accounts payable and other liabilities	256	237
Net change in non-cash working capital items	$ (990)	$ (107)